Intangible Assets and Goodwill (Tables)	12 Months Ended
Jun. 30, 2019
Intangible assets and goodwill [abstract]
Continuity Schedule of Intangible Assets and Goodwill
The following is a continuity schedule of intangible assets and goodwill:

	June 30, 2019			June 30, 2018
	Cost	Accumulated amortization	Net book value	Cost	Accumulated amortization	Net book value
Definite life intangible assets:
Customer relationships	86,278	(14,710)	71,568	11,555	(2,224)	9,331
Permits and licenses	227,916	(18,588)	209,328	97,414	(1,943)	95,471
Patents	1,895	(293)	1,602	2,221	(89)	2,132
Intellectual property and know-how	82,500	(12,386)	70,114	—	—	—
Software (1)	17,824	(1,172)	16,652	—	—	—
Indefinite life intangible assets:
Brand	148,399	—	148,399	70,854	—	70,854
Permits and licenses	170,703	—	170,703	22,544	—	22,544
Total intangible assets	735,515	(47,149)	688,366	204,588	(4,256)	200,332
Goodwill	3,172,550	—	3,172,550	760,744	—	760,744
Total	3,908,065	(47,149)	3,860,916	965,332	(4,256)	961,076

Changes in Net Book Value of Intangible Assets and Goodwill
The following summarizes the changes in the net book value of intangible assets and goodwill for the periods presented:

	June 30, 2018	June 30, 2019
	Net book value (2)	Additions from acquisitions (2)	Other additions (4)	Amortization	Impairment	Foreign currency translation	Net book value
Definite life intangible assets:
Customer relationships	9,331	69,400	5,362	(12,486)	(39)	—	71,568
Permits and licenses	95,471	111,300	19,202	(16,645)	—	—	209,328
Patents	2,132	130	—	(204)	(456)	—	1,602
Intellectual property and know-how	—	82,500	—	(12,386)	—	—	70,114
Software (1)	—	—	17,824	(1,172)	—	—	16,652
Indefinite life intangible assets: (3)
Brand	70,854	78,200	—	—	(655)	—	148,399
Permits and licenses	22,544	153,702	—	—	(3,962)	(1,581)	170,703
Total intangible assets	200,332	495,232	42,388	(42,893)	(5,112)	(1,581)	688,366
Goodwill	760,744	2,416,940	—	—	(3,890)	(1,244)	3,172,550
Total	961,076	2,912,172	42,388	(42,893)	(9,002)	(2,825)	3,860,916

(1)
During the year ended June 30, 2019, capitalized ERP costs with a net book value of $2.1 million were reclassified in accordance with IAS 38 from computer software & equipment in property, plant and equipment assets (Note 9) to intangible assets.

(2)
In accordance with IFRS 3 - Business Combinations, acquisition date fair values assigned to intangible assets have been adjusted, within the applicable measurement period, where new information is obtained about facts and circumstances that existed at the acquisition date (Note 10). Related amortization amounts have also been adjusted to reflect the outcomes of the finalized business combination purchase price allocations.

(3)
Indefinite life permits and licenses are predominantly held by the Company’s foreign subsidiaries. Given that these permits and licenses are connected to the subsidiary rather than a specific asset, there is no foreseeable limit to the period over which these assets are expected to generate future cash inflows for the Company.

(4)
Included in the $42.4 million additions are $4.5 million and $5.4 million for the acquisition of an operating license and customer list, respectively purchased through the issuance of common shares (Note 15(b)(i)).

	June 30, 2017	June 30, 2018
	Net book value (1)	Additions from acquisitions (1)	Amortization	Net book value
Definite life intangible assets:
Customer relationships	4,250	7,305	(2,224)	9,331
Permits and licenses	4,293	93,121	(1,943)	95,471
Patents	—	2,221	(89)	2,132
Intellectual property and know-how	—	—	—	—
Indefinite life intangible assets: (2)
Brand	—	70,854	—	70,854
Permits and licenses	22,544	—	—	22,544
Total intangible assets	31,087	173,501	(4,256)	200,332
Goodwill	41,100	719,644	—	760,744
Total	72,187	893,145	(4,256)	961,076

(1)
In accordance with IFRS 3 - Business Combinations, acquisition date fair values assigned to intangible assets have been adjusted, within the applicable measurement period, where new information is obtained about facts and circumstances that existed at the acquisition date (Note 10). Related amortization amounts have also been adjusted to reflect the outcomes of the finalized business combination purchase price allocations.

(2)
Indefinite life permits and licenses are predominantly held by the Company’s foreign subsidiaries. Given that these permits and licenses are connected to the subsidiary rather than a specific asset, there is no foreseeable limit to the period over which these assets are expected to generate future cash inflows for the Company.